Commitments and Contingencies - Additional Information (Details) SFr in Thousands	Nov. 08, 2021 USD ($)	Nov. 08, 2021 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Bacthera Agreement [Member]
Other Commitments [Line Items]
Payments to acquire under agreement	$ 301,000,000	SFr 256,000
Long-term manufacturing agreement, additional term period thereafter	3 years	3 years
Payments on long-term contract			$ 12,276,000
Prepayments on long term contract			38,877,000	$ 8,828,000
Prepayment, amount			30,049,000
Bacthera Agreement [Member] | Maximum [Member]
Other Commitments [Line Items]
Long-term manufacturing agreement term period	16 years	16 years
Indemnification Agreement [Member]
Other Commitments [Line Items]
Obligations accrued			0	0
Legal Contingencies [Member]
Other Commitments [Line Items]
Obligations accrued			$ 0	$ 0